Segmented Information (Tables)	12 Months Ended
Dec. 31, 2024
Segmented Information [Abstract]
Summary of Results by Segments	The following tables present results by reporting segments.

For the year ended December 31, 2024	Asia	Canada	U.S.	Global WAM	Corporate and Other	Total
Insurance service result
Life, health and property and casualty insurance	$2,228	$1,081	$241	$-	$164	$3,714
Annuities and pensions	(68)	239	116	-	-	287
Total insurance service result	2,160	1,320	357	-	164	4,001
Net investment income (loss)	7,987	5,169	4,962	(655)	1,648	19,111
Insurance finance income (expenses)
Life, health and property and casualty insurance	(5,495)	(3,846)	(5,450)	-	43	(14,748)
Annuities and pensions	(1,839)	196	172	-	-	(1,471)
Total insurance finance income (expenses)	(7,334)	(3,650)	(5,278)	-	43	(16,219)
Reinsurance finance income (expenses)
Life, health and property and casualty insurance	(65)	347	705	-	(2)	985
Annuities and pensions	669	(1)	(520)	-	-	148
Total reinsurance finance income (expenses)	604	346	185	-	(2)	1,133
Decrease (increase) in investment contract liabilities	(9)	(76)	(87)	(327)	(5)	(504)
Net segregated fund investment result	-	-	-	-	-	-
Total investment result	1,248	1,789	(218)	(982)	1,684	3,521
Other revenue	155	294	137	7,439	(437)	7,588
Other expenses	(338)	(677)	(131)	(4,703)	(490)	(6,339)
Interest expenses	(28)	(1,047)	(13)	(7)	(586)	(1,681)
Net income (loss) before income taxes	3,197	1,679	132	1,747	335	7,090
Income tax (expenses) recoveries	(460)	(353)	3	(148)	(254)	(1,212)
Net income (loss)	2,737	1,326	135	1,599	81	5,878
Less net income (loss) attributed to:
Non-controlling interests	241	-	-	2	4	247
Participating policyholders	141	105	-	-	-	246
Net income (loss) attributed to shareholders and other equity holders	$2,355	$1,221	$135	$1,597	$77	$5,385
Total assets	$209,623	$158,803	$263,736	$305,968	$40,688	$978,818

For the year ended December 31, 2023	Asia	Canada	U.S.	Global WAM	Corporate and Other	Total
Insurance service result
Life, health and property and casualty insurance	$2,070	$995	$526	$-	$236	$3,827
Annuities and pensions	(129)	198	81	-	-	150
Total insurance service result	1,941	1,193	607	-	236	3,977
Net investment income (loss)	7,057	5,048	5,236	(771)	1,451	18,021
Insurance finance income (expenses)
Life, health and property and casualty insurance	(4,970)	(3,288)	(4,815)	-	723	(12,350)
Annuities and pensions	(1,466)	(27)	(51)	-	-	(1,544)
Total insurance finance income (expenses)	(6,436)	(3,315)	(4,866)	-	723	(13,894)
Reinsurance finance income (expenses)
Life, health and property and casualty insurance	(106)	58	385	-	(697)	(360)
Annuities and pensions	1	(1)	(374)	-	-	(374)
Total reinsurance finance income (expenses)	(105)	57	11	-	(697)	(734)
Decrease (increase) in investment contract liabilities	(38)	(73)	(148)	(175)	(1)	(435)
Net segregated fund investment result	-	-	-	-	-	-
Total investment result	478	1,717	233	(946)	1,476	2,958
Other revenue	67	272	79	6,709	(381)	6,746
Other expenses	(231)	(569)	(153)	(4,252)	(470)	(5,675)
Interest expenses	(11)	(1,004)	(15)	(14)	(510)	(1,554)
Net income (loss) before income taxes	2,244	1,609	751	1,497	351	6,452
Income tax (expenses) recoveries	(440)	(373)	(112)	(198)	278	(845)
Net income (loss)	1,804	1,236	639	1,299	629	5,607
Less net income (loss) attributed to:
Non-controlling interests	141	-	-	2	1	144
Participating policyholders	315	45	-	-	-	360
Net income (loss) attributed to shareholders and other equity holders	$1,348	$1,191	$639	$1,297	$628	$5,103
Total assets	$177,623	$157,111	$244,659	$257,764	$38,417	$875,574

Summary of Results by Geographic Location	The following tables present results by geographical location.

For the year ended December 31, 2024	Asia	Canada	U.S.	Other	Total
Insurance service result
Life, health and property and casualty insurance	$2,230	$1,075	$235	$174	$3,714
Annuities and pensions	(68)	239	116	-	287
Total insurance service result	2,162	1,314	351	174	4,001
Net investment income (loss)	8,052	5,882	5,118	59	19,111
Insurance finance income (expenses)
Life, health and property and casualty insurance	(5,495)	(3,844)	(5,409)	-	(14,748)
Annuities and pensions	(1,839)	196	172	-	(1,471)
Total insurance finance income (expenses)	(7,334)	(3,648)	(5,237)	-	(16,219)
Reinsurance finance income (expenses)
Life, health and property and casualty insurance	(65)	344	706	-	985
Annuities and pensions	669	(1)	(520)	-	148
Total reinsurance finance income (expenses)	604	343	186	-	1,133
Decrease (increase) in investment contract liabilities	(187)	(163)	(149)	(5)	(504)
Net segregated fund investment result	-	-	-	-	-
Total investment result	$1,135	$2,414	$(82)	$54	$3,521
Other revenue	$1,790	$2,325	$3,616	$(143)	$7,588

For the year ended December 31, 2023	Asia	Canada	U.S.	Other	Total
Insurance service result
Life, health and property and casualty insurance	$2,087	$981	$511	$248	$3,827
Annuities and pensions	(128)	198	80	-	150
Total insurance service result	1,959	1,179	591	248	3,977
Net investment income (loss)	7,259	5,724	4,975	63	18,021
Insurance finance income (expenses)
Life, health and property and casualty insurance	(4,971)	(2,606)	(4,793)	20	(12,350)
Annuities and pensions	(1,466)	(27)	(51)	-	(1,544)
Total insurance finance income (expenses)	(6,437)	(2,633)	(4,844)	20	(13,894)
Reinsurance finance income (expenses)
Life, health and property and casualty insurance	(121)	(623)	384	-	(360)
Annuities and pensions	1	(1)	(374)	-	(374)
Total reinsurance finance income (expenses)	(120)	(624)	10	-	(734)
Decrease (increase) in investment contract liabilities	(220)	(130)	(79)	(6)	(435)
Net segregated fund investment result	-	-	-	-	-
Total investment result	$482	$2,337	$62	$77	$2,958
Other revenue	$1,332	$2,147	$3,239	$28	$6,746